Representations and Warranties Obligations and Corporate Guarantees - Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Liability For Representations Warranties And Guarantees [Roll Forward]
Liability for representations and warranties and corporate guarantees, beginning of year	$ 5,438	$ 3,507
Additions for new sales	20	30
Charge-offs	(5,191)	(4,803)
Provision	15,591	6,785
Other Liability		(81)
Liability for representations and warranties and corporate guarantees, December 31	$ 15,858	$ 5,438